Document and Entity Information	Jul. 19, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	PULTEGROUP INC/MI/
Amendment Flag	false
Entity Central Index Key	0000822416
Document Type	8-K
Document Period End Date	Jul. 19, 2024
Entity Incorporation State Country Code	MI
Entity File Number	1-9804
Entity Tax Identification Number	38-2766606
Entity Address, Address Line One	3350 Peachtree Road NE
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	404
Local Phone Number	978-6400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares, par value $0.01
Trading Symbol	PHM
Security Exchange Name	NYSE
Series A Junior Participating Preferred Share Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series A Junior Participating Preferred Share Purchase Rights
Security Exchange Name	NYSE